Related Party Transactions (Narrative) (Details)							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 QIAGEN Finance [Member] USD ($)	Dec. 31, 2011 QIAGEN Finance [Member] USD ($)	Dec. 31, 2012 QIAGEN Euro Finance [Member] USD ($)	Dec. 31, 2011 QIAGEN Euro Finance [Member] USD ($)	Dec. 31, 2011 Former Chief Executive Officer [Member] USD ($)	Dec. 31, 2011 Former Chief Executive Officer [Member] EUR (€)
Related Party Transaction [Line Items]
Percentage of interest in a joint venture company			100.00%		100.00%
Notes payable to related parties			$ 145,000,000	$ 145,000,000	$ 300,000,000	$ 300,000,000
Accrued interest on loans payable to related parties			4,400,000		2,600,000	3,000,000
Accounts receivable from related parties	2,651,000	3,606,000	3,400,000		1,300,000	1,600,000
Related Party Daily Fee								2,750
Fees paid to related parties							100,000
Due to Affiliate, Current	7,700,000
Due To Affiliate, Providing Certain Milestones Have Been Achieved	$ 2,000,000